Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of (Loss) Income before Provision (Benefit) for Income Taxes	The components of income before (benefit) provision for income taxes are as follows (in thousands):

	Year Ended
	2015	2014
United States	$38,719	$16,517
Foreign	1,086	(64)

Total	$39,805	$16,453

Components of Provision (Benefit) for Income Taxes

The components of the (benefit) provision for income taxes are as follows (in thousands):

	Year Ended December 31,
	2015	2014
Current income tax provision
Federal	$10,074	$2,797
State	265	129
Foreign	135	—

Total current income tax provision	10,474	2,926
Deferred income tax (benefit) provision
Federal	(5,861)	—
State	(5,328)	—
Foreign	—	7

Total deferred income tax (benefit) provision	(11,189)	7

Total income tax (benefit) provision	$(715)	$2,933

Provision for Income Taxes Computed at Statutory Federal Income Tax Rate to Provision for Income Taxes

A reconciliation of the provision for income taxes computed at the statutory federal income tax rate to the provision for income taxes as reflected in the financial statements is as follows:

	Year Ended December 31,
	2015	2014
Provision for income taxes at statutory rate	35.0%	35.0%
(Decreases) increases resulting from:
Federal tax credits	(9.5%)	(3.3%)
Change in valuation allowance	(24.9%)	(14.9%)
State tax expense, net of federal benefit	(5.3%)	0.9%
Meals and entertainment	0.2%	0.1%
Stock-based compensation expense	0.6%	3.5%
Change in fair value of preferred stock warrants	1.9%	1.0%
Non-deductible interest	0.1%	0.1%
Domestic production activity deduction	(2.2%)	(2.3%)
Change in uncertain tax positions	2.4%	—%
Other	(0.1%)	(2.3%)

Effective income tax rate	(1.8%)	17.8%

Net Deferred Tax Assets

Significant components of the Company’s net deferred tax assets at December 31, 2015 and 2014, were as follows (in thousands):

	Year Ended December 31,
	2015	2014
Deferred tax assets:
Accrued expenses	$2,433	$1,548
Operating loss carryforwards	4,955	6,865
Credit carryforwards	5,032	2,112
Other	605	182

Total deferred tax assets	$13,025	$10,707
Deferred tax liabilities:
Depreciation	(990)	(245)
Compensation	(97)	(1)
Other	(195)	—

Total deferred tax liabilities	(1,282)	(246)

Valuation allowance	(554)	(10,461)

Net deferred tax assets	$11,189	$—

Summarizes Changes in Deferred Tax Asset Valuation Allowance

The table below summarizes changes in the deferred tax asset valuation allowance (in thousands):

Year Ended December 31,	Beginning Balance	Additions	Reductions	Ending Balance
2015	$10,461	—	(9,907)	$554
2014	$12,946	—	(2,485)	$10,461

Changes in Gross Unrecognized Tax Benefits

The aggregate changes in gross unrecognized tax benefits during the year ended December 31, 2015 were as follows (in thousands):

Year Ended December 31, 2015
Balance at beginning of year	$—
Increases for the tax positions taken during current period	940

Balance at end of year	$940